Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Schedule of warrants fair value through profit or loss

	2024	2023
	$	$
Balance – Beginning of year	11,552	16,395
Additions	71,875	-
Change in fair value	(19,497)	(4,535)
Foreign exchange	3,922	(308)
Balance – End of year	67,852	11,552

Summary of assumptions used to determine warrants exercisable

Dividend per share	—
Expected volatility	66%
Risk-free interest rate	2.9%
Expected life	4 years
Share price	$6.20

Warrant
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Summary of assumptions used to determine warrants exercisable

Warrants issued in 2024
	2024	2023
Dividend per share	—	—
Expected volatility	81.4%	—
Risk-free interest rate	4.3%	—
Expected life	4.8 years	—
Exercise price (USD)	$3.00	—
Share price (USD)	$1.63	—

Warrants issued in 2022
	2024	2023
Dividend per share	—	—
Expected volatility	79.4%	78.3%
Risk-free interest rate	4.3%	4.0%
Expected life	2.4 years	3.4 years
Exercise price (USD)(i)	$10.70	$10.70
Share price (USD)	$1.63	$2.91

(i)	On March 17, 2023, the Company received the required approvals to reduce the exercise price of the common share purchase warrants issued in 2022 under the non-brokered private placements from US$18.00 to US$10.70 per share.